Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	30,385	20,964	5,402	0
Granted during the year	3,793,920	11,145	15,562	5,402
Settled during the year		(1,254)	0	0
Forfeited during the year		(470)	0	0
Outstanding		30,385	20,964	5,402
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Granted during the year	0	11,145	7,230	5,402
Settled during the year		0	0	0
Forfeited during the year		0	0	0
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Granted during the year	0	0	8,332	0
Settled during the year		(1,254)	0	0
Forfeited during the year		(470)	0	0